Loss Per Share	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Loss Per Share
	Years ended December 30,
	2018	2017
	(Restated – note 4)
Net loss	$17,674	$36,500
Weighted average number of shares outstanding	86,015,208	76,668,827
Basic and diluted loss per share	$0.21	$0.48

All of the outstanding share options and share purchase warrants at December 31, 2018 and 2017 were anti-dilutive for the years then ended as the Company was in a loss position.